Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party
Total Fidelis MGU commissions	$ 97.3	$ 70.6	$ 249.0	$ 147.4